Debt due within one year - Details of Securitized Trade Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Average interest rate throughout the year	5.50%	5.72%
Securitized receivables	$ 3,405	$ 3,320
Maximum amount still available under our securitization program	$ 2,300	$ 2,300